Retirement Plans (Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 5,011	$ 4,528
Percentage of defined benefit plan assets	100.00%	100.00%
Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,841	1,619
Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	2,920	2,659
Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	250	250
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,759	1,614
Percentage of defined benefit plan assets	35.00%	35.00%
U.S. Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,078	926
U.S. Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	560	559
U.S. Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	121	129
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,195	937
Percentage of defined benefit plan assets	24.00%	21.00%
International Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	563	442
International Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	632	495
International Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Emerging Market Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	263	265
Percentage of defined benefit plan assets	5.00%	6.00%
Emerging Market Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	68
Emerging Market Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	263	197
Emerging Market Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	524	528
Percentage of defined benefit plan assets	10.00%	12.00%
Corporate Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Corporate Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	524	528
Corporate Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	636	551
Percentage of defined benefit plan assets	13.00%	12.00%
Government Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	22	0
Government Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	614	551
Government Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	159	148
Percentage of defined benefit plan assets	3.00%	3.00%
High Yield Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
High Yield Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	159	148
High Yield Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Other Assets Member [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	475	485
Percentage of defined benefit plan assets	10.00%	11.00%
Other Assets Member [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	178	183
Other Assets Member [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	168	181
Other Assets Member [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 129	$ 121